UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

September 30, 2015

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS IN SECURITIES — 100.0%

REPURCHASE AGREEMENTS — 100.0%

$7,510,000	Bank of Montreal
	To be repurchased at $7,510,023 (collateralized by $7,480,800 par amount of U.S. Treasury Notes and a U.S. Treasury Bond, 0.63% to 8.00%; due 05/31/17 to 11/15/21; Total Fair Value $7,660,214)	0.11%	10/01/15	$7,510,000

2,000,000	BNP Paribas Securities Co.
	To be repurchased at $2,000,004 (collateralized by $2,179,314 par amount of U.S. Treasury STRIPS, a U.S. Treasury Bill and a U.S. Treasury Note, 0.00% to 1.75%; due 10/15/15 to 02/15/44; Total Fair Value $2,040,000)	0.07%	10/01/15	2,000,000

3,000,000	BNP Paribas Securities Co.
	To be repurchased at $3,000,008 (collateralized by $2,931,382 par amount of Government National Mortgage Association, Federal National Mortgage Backed Security and Gold Participating Certificates, 1.50% to 6.50%; due 07/01/25 to 06/01/45; Total Fair Value $3,086,001)	0.10%	10/01/15	3,000,000

7,000,000	Goldman Sachs & Co.
	To be repurchased at $7,000,023 (collateralized by $6,820,541 par amount of Federal National Mortgage Backed Securities, 3.50% to 3.60%; due 02/18/18 to 10/01/25; Total Fair Value $7,210,001)	0.12%	10/01/15	7,000,000

5,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $5,000,014 (collateralized by $4,265,000 par amount of a U.S. Treasury Note, 3.75%; due 11/15/43; Total Fair Value $5,104,789)	0.10%	10/01/15	5,000,000

5,490,000	Morgan Stanley Co., LLC
	To be repurchased at $5,490,014 (collateralized by $5,117,596 par amount of a Government National Mortgage Association, 3.73%; due 07/15/50; Total Fair Value $5,599,800)	0.09%	10/01/15	5,490,000

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$2,000,000	Morgan Stanley Co., LLC
	To be repurchased at $2,000,004 (collateralized by $1,965,298 par amount of U.S. Treasury STRIPS, a U.S. Treasury Note and U.S. Treasury Bills, 0.00% to 2.25%; due 10/15/15 to 08/15/26; Total Fair Value $2,040,000)	0.08%	10/01/15	$2,000,000

10,000,000	RBC Capital Markets, LLC
	To be repurchased at $10,000,017 (collateralized by $9,994,257 par amount of U.S. Treasury Notes, 1.13% to 2.13%; due 04/30/20 to 06/30/22; Total Fair Value $10,200,000)	0.06%	10/01/15	10,000,000

3,000,000	TD Securities (USA), LLC
	To be repurchased at $3,000,011 (collateralized by $2,961,700 par amount of a U.S. Treasury Note, 2.38%; due 08/15/24; Total Fair Value $3,060,025)	0.13%	10/01/15	3,000,000

8,943,000	TD Securities (USA), LLC
	To be repurchased at $8,943,027 (collateralized by $9,126,200 par amount of a U.S. Treasury Note, 0.63%; due 09/30/17; Total Fair Value $9,121,911)	0.11%	10/01/15	8,943,000

	Total Repurchase Agreements (Cost $53,943,000)			53,943,000

	Total Investments in Securities — 100.0% (Cost $53,943,000) *			53,943,000

	Liabilities in excess of Other Assets — (0.0)%**			(14,620)

	Net Assets — 100.0%			$53,928,380

	Net Asset Value Per Participation Certificate			$1.00

*                           Aggregate cost is the same for financial reporting and Federal tax purposes.

**                    Less than 0.1%.

See accompanying notes to Schedules of Investments.

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2015

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS — 10.3%
$10,000,000	Federal Home Loan Bank (1)	0.14%	10/21/15	$9,999,211
20,000,000	Federal Home Loan Bank (1)	0.06%	11/09/15	19,998,700
10,000,000	Federal Home Loan Bank (1)	0.06%	11/25/15	9,999,083
	Total Agency Obligations (Cost $39,996,994)			39,996,994

BANK OBLIGATIONS — 26.1%
CERTIFICATES OF DEPOSIT — 2.0%
8,000,000	State Street Bank and Trust Co. (2)	0.33%	10/01/15	8,000,000
				8,000,000
YANKEE CERTIFICATES OF DEPOSIT — 24.1%
8,000,000	Bank of Nova Scotia, Houston (2)	0.30%	11/06/15	8,000,000
4,500,000	Bank of Tokyo-Mitsubishi UFG Ltd., New York (2)	0.33%	10/28/15	4,500,000
10,000,000	Mitsubishi UFJ Trust & Banking Corp, New York (2)	0.31%	01/04/16	10,000,000
10,000,000	Mizuho Bank Ltd, New York	0.29%	10/15/15	10,000,000
6,000,000	National Bank of Canada, New York (2)	0.36%	12/24/15	6,000,000
12,000,000	Nordea Bank Finland PLC, New York	0.26%	10/26/15	12,000,000
6,000,000	Norinchukin Bank, New York (2)	0.36%	11/12/15	6,000,000
6,000,000	Rabobank Nederland, New York (2)	0.38%	03/18/16	6,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York (2)	0.35%	12/08/15	12,000,000
5,000,000	Sumitomo Mitsui Trust Bank Limited, New York (2)	0.40%	01/04/16	5,000,000
14,000,000	Svenska Handelsbanken AB, New York	0.22%	10/07/15	14,000,023
				93,500,023
	Total Bank Obligations (Cost $101,500,023)			101,500,023

CORPORATE DEBT — 43.2%
COMMERCIAL PAPER — 43.2%
ASSET BACKED SECURITIES — 24.9%
4,900,000	Barton Capital LLC (1)(3)	0.12%	10/07/15	4,899,902
5,000,000	Bedford Row Funding Corp (2)(3)	0.34%	11/20/15	5,000,000
10,000,000	Chariot Funding LLC (1)(3)	0.35%	11/30/15	9,994,167
5,000,000	CRC Funding LLC (1)	0.34%	11/02/15	4,998,489
15,000,000	Kells Funding LLC (1)	0.22%	10/05/15	14,999,633
2,000,000	Kells Funding LLC (1)	0.40%	02/24/16	1,996,756
10,000,000	Old Line Funding LLC (1) (3)	0.48%	03/21/16	9,977,067
17,000,000	Regency Markets No. 1 LLC (1) (3)	0.15%	10/15/15	16,999,008
5,000,000	Starbird Funding Corp (1)(3)	0.31%	11/02/15	4,998,622
17,000,000	Victory Receivables Corp (1)(3)	0.12%	10/01/15	17,000,000
6,000,000	Working Capital Management Co. (1)(3)	0.15%	10/05/15	5,999,900
				96,863,544

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES — 18.3%
$7,000,000	BNP Paribas SA, New York (1)	0.32%	12/21/15	$6,994,960
17,000,000	Caisse Centrale Desjardins Du Quebec (1) (3)	0.08%	10/06/15	16,999,811
10,000,000	Erste Abwicklungsanstalt (1)	0.30%	10/29/15	9,997,667
12,000,000	General Electric Capital Corp. (2)	0.27%	10/19/15	12,000,000
18,000,000	International Business Machines Co.	0.10%	10/02/15	17,999,950
7,000,000	Macquarie Bank Ltd. (1)(3)	0.41%	10/26/15	6,998,007
				70,990,395
	Total Commercial Paper			167,853,939

	Total Corporate Debt (Cost $167,853,939)			167,853,939

VARIABLE RATE OBLIGATIONS — 2.6%
10,000,000	Jets Stadium Development LLC (4)	0.15%	04/01/47	10,000,000
	Total Variable Rate Obligations (Cost $10,000,000)			10,000,000

TIME DEPOSITS — 3.4%
8,000,000	Credit Agricole Corporate & Investment Bank SA	0.07%	10/01/15	8,000,000
5,000,000	Natixis	0.06%	10/01/15	5,000,000
	Total Time Deposits (Cost $13,000,000)			13,000,000

	Total Investments — 85.6% (Cost $332,350,956)			332,350,956

REPURCHASE AGREEMENTS — 14.4%
56,000,000	Morgan Stanley Co., LLC To be repurchased at $56,000,140 (collateralized by $53,429,856 par amount of Government National Mortgage Association, 3.50% to 9.50%; due 12/15/16 to 04/15/46; Total Fair Value $57,120,000)	0.09%	10/01/15	56,000,000

	Total Repurchase Agreements (Cost $56,000,000)			56,000,000

See accompanying notes to Schedules of Investments.

Amortized Cost

Total Investments in Securities — 100.0% (Cost $388,350,956) *	$388,350,956

Other Assets in excess of Liabilities — 0.0% **	50,546

Net Assets — 100.0%	$388,401,502

Net Asset Value Per Participation Certificate	$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity date.
(3)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment adviser to the Money Market Portfolio.

(4)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

See accompanying notes to Schedules of Investments.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2015

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 46.2% (1)
$9,750,000	U.S. Treasury Bill	0.20%	03/31/16	$9,746,548
4,500,000	U.S. Treasury Bill	0.22%	05/26/16	4,497,732
4,000,000	U.S. Treasury Bill	0.25%	05/26/16	3,997,984
3,500,000	U.S. Treasury Bill	0.31%	09/15/16	3,489,603
800,000	U.S. Treasury Note	0.50%	01/31/17	800,313
	Total U.S. Treasury Obligations (Cost $22,516,715)			22,532,180

AGENCY OBLIGATIONS — 53.7%
115,146	Federal Home Loan Bank (2)	4.78%	01/25/17	119,043
325,654	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	346,519
186,651	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	193,665
139,891	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	146,304
500,000	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	538,418
854,090	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	905,173
400,000	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	426,060
118,529	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	123,050
562,326	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	568,194
395,334	Federal National Mortgage Association (2)	4.99%	10/01/15	394,955
56,417	Federal National Mortgage Association (2)	5.44%	11/01/15	56,290
1,000,000	Federal National Mortgage Association (2)	2.76%	01/01/16	999,825
21,583	Federal National Mortgage Association (2)	5.40%	02/01/16	21,738
407,097	Federal National Mortgage Association (2)	5.65%	02/01/16	407,554
496,509	Federal National Mortgage Association (2)	1.08%	02/25/16	496,876
453,078	Federal National Mortgage Association (2)	4.37%	04/01/16	454,376
708,919	Federal National Mortgage Association (2)	5.52%	05/01/16	710,729
1,317,892	Federal National Mortgage Association (2)	5.97%	08/01/16	1,351,878
625,000	Federal National Mortgage Association (2)	2.21%	09/01/16	629,732
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,008,720
318,462	Federal National Mortgage Association (2)	5.50%	09/01/18	333,503
932,792	Federal National Mortgage Association (2)	2.30%	04/01/19	952,372
467,288	Federal National Mortgage Association (2)	2.44%	05/01/19	481,102
367,843	Federal National Mortgage Association (2)	4.50%	10/01/19	382,664
1,204,419	Federal National Mortgage Association (2)	6.00%	10/01/19	1,250,169
278,137	Federal National Mortgage Association (2)	4.50%	07/01/20	289,883
735,772	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	768,719
1,884,403	FHLMC Multifamily Structured Pass Through Certificates	1.66%	11/25/16	1,896,494
377,304	Government National Mortgage Association	4.50%	09/15/18	390,646
207,025	Government National Mortgage Association	4.50%	06/15/19	216,835
41,658	Government National Mortgage Association	5.85%	07/20/58	43,122
721,209	Government National Mortgage Association	5.46%	07/20/59	745,034
238,252	Government National Mortgage Association	5.46%	08/20/59	247,593
520,103	Government National Mortgage Association	5.47%	08/20/59	539,087
204,334	Government National Mortgage Association	5.59%	11/20/59	212,902
481,306	Government National Mortgage Association	5.50%	01/20/60	502,789
128,116	Government National Mortgage Association	5.00%	05/20/60	136,703
207,464	Government National Mortgage Association	4.75%	10/20/60	217,794
253,151	Government National Mortgage Association	4.31%	12/20/60	263,439

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

AGENCY OBLIGATIONS (continued)
$1,163,664	Government National Mortgage Association	4.72%	03/20/61	$1,231,357
310,260	Government National Mortgage Association	5.41%	06/20/62	322,086
453,731	Government National Mortgage Association	5.40%	03/20/64	471,453
93,597	Government National Mortgage Association, CMO	2.16%	07/16/33	93,825
315,618	Government National Mortgage Association, CMO	1.70%	08/16/33	317,164
848,696	Government National Mortgage Association, CMO	1.32%	05/16/34	844,039
146,456	Government National Mortgage Association, CMO	2.21%	12/16/35	146,781
548,489	Government National Mortgage Association, CMO	3.00%	10/20/37	558,961
219,609	Government National Mortgage Association, CMO	2.00%	06/20/39	221,247
522,965	Government National Mortgage Association, CMO	5.47%	11/20/59	546,091
265,325	National Credit Union Administration Guaranteed Notes (3)	0.57%	11/06/17	265,047
8,125	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	8,143
422,607	National Credit Union Administration Guaranteed Notes	2.90%	10/29/20	425,347
258,710	Small Business Administration (3)	3.83%	09/25/17	260,648
395,063	Small Business Administration (3)	3.08%	06/25/22	415,043
266,867	Small Business Administration (3)	4.09%	03/25/24	291,536
	Total Agency Obligations (Cost $26,185,008)			26,188,717

Shares

REGISTERED INVESTMENT COMPANY — 3.7%
1,785,785	Dreyfus Treasury & Agency Cash Management Fund, 0.01% (4)			1,785,785
	Total Registered Investment Company (Cost $1,785,785)			1,785,785

	Total Investments in Securities — 103.6% (Cost $50,487,508) *			50,506,682

	Liabilities in excess of Other Assets — (3.6%)			(1,753,661)

	Net Assets — 100.0%			$48,753,021

	Net Asset Value			$10.01

See accompanying notes to Schedules of Investments.

†	Maturity (date) disclosed represents the final maturity date of the security.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$50,487,508
	Unrealized appreciation	104,299
	Unrealized depreciation	(85,125)
	Net unrealized appreciation	$19,174

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.
(4)	Rate periodically changes. Rate disclosed is the 7 day yield as of September 30, 2015.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to Schedules of Investments.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2015

Par Value	Issuer	Interest Rate	Maturity †	Fair Value
U.S. TREASURY OBLIGATIONS — 14.5% (1)
$21,500,000	U.S. Treasury Note	0.50%	01/31/17	$21,508,407
900,000	U.S. Treasury Note	0.63%	09/30/17	899,578
	Total U.S. Treasury Obligations (Cost $22,403,104)			22,407,985

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
1,023,735	Banc of America Commercial Mortgage Trust (2)	5.38%	09/10/45	1,025,418
1,190,747	Banc of America Commercial Mortgage Trust (2)	6.22%	02/10/51	1,283,795
10,444	Bear Stearns Commercial Mortgage Securities Trust	5.74%	06/11/50	10,431
1,075,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.34%	01/15/46	1,075,837
500,000	Commercial Mortgage Trust (2)(3)	1.00%	03/15/29	496,584
708,015	Credit Suisse Commercial Mortgage Trust	5.47%	09/15/39	723,157
992,290	GS Mortgage Securities Trust (2)	5.55%	04/10/38	992,328
791,536	JP Morgan Chase Commercial Mortgage Securities Trust (2)	5.48%	12/12/44	794,555
132,237	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	133,477
374,804	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	375,376
1,550,000	Merrill Lynch Mortgage Trust (2)	5.67%	05/12/39	1,565,537
192,005	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.81%	08/12/49	193,144
913,241	Morgan Stanley Capital I Trust (2)	5.76%	10/15/42	915,039
1,098,551	Morgan Stanley Capital I Trust (2)	5.42%	03/12/44	1,099,418
425,832	Morgan Stanley Capital I Trust (2)	0.34%	07/12/44	424,339
21,732	Morgan Stanley Capital I Trust (2)	5.61%	04/15/49	21,783
288,958	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	291,018
759,204	Wachovia Bank Commercial Mortgage Trust (2)	5.42%	01/15/45	759,611
1,312,021	Wachovia Bank Commercial Mortgage Trust (2)	5.56%	03/15/45	1,317,996
581,134	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	597,650
889,445	Wachovia Bank Commercial Mortgage Trust (2)	5.71%	06/15/49	896,120
427,650	Wachovia Bank Commercial Mortgage Trust (2)	5.71%	06/15/49	428,406
	Total Commercial Mortgage-Backed Securities (Cost $15,639,732)			15,421,019

ASSET-BACKED SECURITIES — 39.6%
500,000	Ally Master Owner Trust (2)	0.67%	01/15/19	499,278
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,113,010
1,072,000	American Express Credit Account Master Trust	0.77%	05/15/18	1,072,062
1,320,000	American Express Issuance Trust II (2)	0.65%	02/15/19	1,316,469
228,272	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	228,299
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,012,765
1,500,000	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	1,503,341
500,000	AmeriCredit Automobile Receivables Trust	1.07%	01/08/19	499,647
1,888,000	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,891,930
839,783	ARI Fleet Lease Trust (2)(3)	0.50%	01/15/21	838,350
665,261	ARI Fleet Lease Trust (3)	0.92%	07/15/21	665,074
705,871	ARI Fleet Lease Trust (3)	0.81%	11/15/22	705,708

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity †	Fair Value
ASSET-BACKED SECURITIES (continued)
$650,000	Barclays Dryrock Issuance Trust (2)	0.56%	12/16/19	$648,777
2,000,000	Cabela’s Credit Card Master Note Trust (3)	2.39%	06/17/19	2,022,016
500,000	Cabela’s Credit Card Master Note Trust (2)	0.55%	03/16/20	499,334
186,193	Capital Auto Receivables Asset Trust	0.79%	06/20/17	186,185
433,000	Capital One Multi-Asset Execution Trust (2)	0.48%	01/15/19	432,384
2,000,000	CarMax Auto Owner Trust	1.76%	08/15/17	2,007,626
157,977	CarMax Auto Owner Trust	0.60%	10/16/17	157,934
1,575,000	CarMax Auto Owner Trust	2.20%	10/16/17	1,583,733
2,150,000	CarMax Auto Owner Trust	0.79%	04/16/18	2,149,499
1,703,024	CarMax Auto Owner Trust	0.80%	07/16/18	1,702,846
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	300,846
686,000	Chase Issuance Trust (2)	0.45%	04/15/19	682,619
1,030,000	Chase Issuance Trust (2)	0.66%	04/15/19	1,025,278
2,160,000	Chase Issuance Trust	5.23%	04/15/19	2,287,872
1,995,519	CIT Equipment Collateral (3)	1.13%	07/20/20	1,998,530
1,670,000	Citibank Credit Card Issuance Trust	0.73%	02/07/18	1,670,661
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	625,835
395,000	CNH Equipment Trust	2.46%	05/15/18	395,660
308,189	CNH Equipment Trust	0.69%	06/15/18	308,222
674,952	CNH Equipment Trust	0.69%	08/15/18	674,039
1,610,000	CNH Equipment Trust	0.91%	05/15/19	1,608,012
850,000	Discover Card Execution Note Trust	0.69%	08/15/18	850,064
341,048	Fifth Third Auto Trust	0.88%	10/16/17	341,297
1,306,345	Fifth Third Auto Trust	0.68%	04/16/18	1,305,503
243,143	Ford Credit Auto Owner Trust	2.27%	01/15/17	243,675
2,000,000	Ford Credit Auto Owner Trust	2.54%	05/15/17	2,007,404
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	505,398
750,000	Ford Credit Auto Owner Trust	2.94%	07/15/18	760,690
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,114,590
715,000	Ford Credit Floorplan Master Owner Trust	1.37%	01/15/18	715,328
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.59%	04/20/18	999,145
443,075	GE Equipment Transportation LLC	0.81%	09/24/20	443,053
1,100,000	GE Equipment Transportation LLC	0.90%	03/24/21	1,099,165
580,026	Huntington Auto Trust	1.18%	06/15/17	580,479
349,517	John Deere Owner Trust	0.60%	03/15/17	349,465
2,455,636	John Deere Owner Trust	0.69%	01/15/19	2,455,475
2,340,981	North Carolina State Education Assistance Authority (2)	1.08%	07/25/25	2,324,267
1,336,603	North Carolina State Education Assistance Authority (2)	1.18%	01/26/26	1,330,347
242,528	Santander Drive Auto Receivables Trust	0.87%	01/16/18	242,499
472,015	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	476,399
400,693	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	402,147
22,981	SMART Trust Australia (5)	0.84%	09/14/16	22,981
302,157	SMART Trust Australia (2)(5)	0.63%	01/14/17	302,256
102,150	SMART Trust Australia (5)	0.97%	03/14/17	102,089
1,000,000	SMART Trust Australia (5)	1.18%	02/14/19	990,944
329,839	TAL Advantage V LLC (3)	1.70%	05/20/39	328,418
675,000	World Financial Network Credit Card Master Trust (2)	0.58%	12/15/19	675,058

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity †	Fair Value
ASSET-BACKED SECURITIES (continued)
$2,465,000	World Financial Network Credit Card Master Trust	0.91%	03/16/20	$2,466,060
901,936	World Omni Auto Receivables Trust	0.79%	07/16/18	901,828
636,120	World Omni Auto Receivables Trust	0.85%	08/15/18	636,421
270,000	World Omni Auto Receivables Trust	1.06%	09/16/19	269,779
1,500,000	World Omni Automobile Lease Securitization Trust	1.40%	02/15/19	1,505,194
	Total Asset-Backed Securities (Cost $61,132,746)			61,061,259

AGENCY OBLIGATIONS — 7.4%
316,418	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	335,996
2,084,159	Federal National Mortgage Association (4)	4.37%	04/01/16	2,090,131
230,401	Federal National Mortgage Association (4)	5.97%	08/01/16	236,342
496,721	Government National Mortgage Association	5.46%	07/20/59	515,414
480,806	Government National Mortgage Association	5.46%	07/20/59	496,690
476,504	Government National Mortgage Association	5.46%	08/20/59	495,187
509,323	Government National Mortgage Association	5.47%	08/20/59	525,875
242,290	Government National Mortgage Association	5.47%	08/20/59	252,246
2,628,330	Government National Mortgage Association	5.62%	09/20/59	2,745,068
102,167	Government National Mortgage Association	5.59%	11/20/59	106,451
171,545	Government National Mortgage Association	5.72%	06/20/61	180,592
375,325	Government National Mortgage Association	5.16%	06/20/62	399,487
455,048	Government National Mortgage Association	5.41%	06/20/62	472,393
1,071,292	Government National Mortgage Association (2)	2.44%	10/20/63	1,141,759
735,335	Government National Mortgage Association, CMO (2)	0.45%	11/16/35	736,666
149,011	Government National Mortgage Association, CMO	2.21%	12/16/35	149,341
351,783	Small Business Administration (2)	3.83%	09/25/17	354,418
259,750	Small Business Administration (2)	2.83%	06/25/22	269,830
	Total Agency Obligations (Cost $11,602,681)			11,503,886

CORPORATE BONDS — 28.0%
AUTO MANUFACTURERS — 2.7%
1,000,000	Ford Motor Credit Co., LLC	3.98%	06/15/16	1,017,942
1,700,000	Toyota Motor Credit Corp. (5)	2.05%	01/12/17	1,725,527
1,500,000	Volkswagen International Finance NV (3)(5)	1.15%	11/20/15	1,498,501
				4,241,970

BANKS — 8.8%
970,000	Bank of America Corp.	1.50%	10/09/15	970,081
1,350,000	Bank of Nova Scotia (The) (5)	1.30%	07/21/17	1,352,093
900,000	Canadian Imperial Bank of Commerce/Canada (5)	1.35%	07/18/16	904,677
449,000	Capital One Financial Corp.	6.15%	09/01/16	467,801
1,480,000	Citigroup, Inc. (2)	1.28%	07/25/16	1,484,632
1,750,000	Commonwealth Bank of Australia/New York (5)	1.13%	03/13/17	1,752,172
2,000,000	Credit Suisse/New York (5)	1.38%	05/26/17	1,998,664

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity †	Fair Value
CORPORATE BONDS (continued)
$1,650,000	Export-Import Bank of Korea (5)	1.25%	11/20/15	$1,651,058
1,436,000	JPMorgan Chase & Co.	3.15%	07/05/16	1,460,474
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	976,792
500,000	Wells Fargo Bank NA (2)	0.67%	03/15/16	499,887
				13,518,331

BEVERAGES — 0.7%
1,098,000	Anheuser-Busch InBev Finance, Inc. (5)	0.80%	01/15/16	1,099,044
				1,099,044

CHEMICALS — 0.3%
515,000	Airgas, Inc.	2.95%	06/15/16	521,127
				521,127

COMPUTERS — 0.3%
470,000	Apple, Inc.	0.45%	05/03/16	470,169
				470,169

DIVERSIFIED FINANCIAL SERVICES — 2.7%
890,000	American Express Credit Corp. (2)	0.80%	07/29/16	891,011
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	939,731
1,015,000	General Electric Capital Corp.	3.35%	10/17/16	1,042,675
1,300,000	National Rural Utilities Cooperative Finance Corp.	1.10%	01/27/17	1,303,943
				4,177,360

ELECTRIC — 1.9%
900,000	Consolidated Edison Co. of New York, Inc.	5.38%	12/15/15	908,167
1,000,000	Georgia Power Co.	0.63%	11/15/15	999,961
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,007,423
				2,915,551

FOOD RETAIL — 0.7%
1,000,000	Kroger Co. (The)	2.20%	01/15/17	1,012,655
				1,012,655

INSURANCE — 0.6%
1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	999,873
				999,873

IRON/STEEL — 0.8%
1,200,000	Vale Overseas Ltd. (5)	6.25%	01/11/16	1,211,112
				1,211,112

MACHINERY DIVERSIFIED — 0.5%
695,000	John Deere Capital Corp.	2.25%	06/07/16	703,025
				703,025

MEDIA — 1.1%
1,500,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,678,996
				1,678,996

See accompanying notes to Schedules of Investments.

Par Value	Issuer	Interest Rate	Maturity †	Fair Value
CORPORATE BONDS (continued)
OIL & GAS — 1.2%
$1,000,000	Anadarko Petroleum Corp.	5.95%	09/15/16	$1,039,460
800,000	Devon Energy Corp. (2)	0.79%	12/15/15	799,286
				1,838,746

PHARMACEUTICALS — 0.4%
550,000	AbbVie, Inc.	1.20%	11/06/15	550,247
				550,247

PIPELINES — 1.3%
1,405,000	Enterprise Products Operating LLC	3.20%	02/01/16	1,414,680
500,000	Kinder Morgan Inc.	7.00%	06/15/17	533,231
				1,947,911

REAL ESTATE INVESTMENT TRUSTS — 0.5%
755,000	Essex Portfolio LP	5.50%	03/15/17	794,437
				794,437

SEMICONDUCTORS — 0.1%
170,000	Altera Corp.	1.75%	05/15/17	170,887
				170,887

TELECOMMUNICATION SERVICES — 3.4%
1,400,000	America Movil SAB de CV (5)	2.38%	09/08/16	1,415,638
1,000,000	AT&T, Inc.	1.60%	02/15/17	1,002,211
1,500,000	Cisco Systems, Inc. (2)	0.61%	03/03/17	1,500,507
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,415,257
				5,333,613
	Total Corporate Bonds (Cost $43,187,416)			43,185,054

Shares
REGISTERED INVESTMENT COMPANY — 0.9%
1,402,215	Dreyfus Treasury & Agency Cash Management Fund, 0.01% (6)			1,402,215
	Total Registered Investment Company (Cost $1,402,215)			1,402,215
	Total Investments in Securities — 100.4% (Cost $155,367,894) *			154,981,418
	Liabilities in excess of Other Assets — (0.4%)			(610,014)
	Net Assets — 100.0%			$154,371,404
	Net Asset Value Per Participation Certificate			$9.96

See accompanying notes to Schedules of Investments.

†	Maturity (date) disclosed represents the final maturity date of the security.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$155,367,894
	Unrealized appreciation	101,452
	Unrealized depreciation	(487,928)
	Net unrealized depreciation	$(386,476)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.
(3)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Security is Domiciled in a foreign jurisdiction.
(6)	Rate periodically changes. Rate disclosed is the 7 day yield as of September 30, 2015.

CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedules of Investments.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2015

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, when it represents the best estimate of fair value. The Government/Repo Portfolio and Money Market Portfolio seek to maintain a continuous NAV of $1.00 and have adopted certain investment policies, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance that such portfolios will maintain a stable NAV of $1.00.

Fair Value Measurement:  The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2015 is as follows:

	Total Fair Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$53,943,000	$—	$53,943,000	$—

	Total Fair Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Portfolio
Investments in Securities*	$388,350,956	$—	$388,350,956	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$22,532,180	$—	$22,532,180	$—
Agency Obligations	26,188,717	—	26,188,717	—
Registered Investment Company	1,785,785	1,785,785	—	—
	$50,506,682	$1,785,785	$48,720,897	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$22,407,985	$—	$22,407,985	$—
Commercial Mortgage-Backed Securities	15,421,019	—	15,421,019	—
Asset-Backed Securities	61,061,259	—	61,061,259	—
Agency Obligations	11,503,886	—	11,503,886	—
Corporate Bonds	43,185,054	—	43,185,054	—
Registered Investment Company	1,402,215	1,402,215	—	—
	$154,981,418	$1,402,215	$153,579,203	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	November 23, 2015

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	November 23, 2015